Net income / (loss) per share attributable to the Company (Tables)	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three months ended March 31, 2024 we excluded all potentially dilutive stock options and warrants in calculating diluted net income per share as the effect was antidilutive (See Note 10 and 12). For the three months ended March 31, 2023, we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive.

	For the three months ended March 31,
	2024	2023
Numerator
Net income / (loss) - basic	$3,056	$(3,808)
Net income / (loss) - diluted	$3,056	$(3,808)

Denominator
Weighted average shares – basic	61,629,490	60,952,372
Weighted average shares – diluted (1)	61,958,211	60,952,372

Net income / (loss) per share
Basic	$0.05	$(0.06)
Diluted	$0.05	$(0.06)

(1)
The denominator used in the calculation of diluted net income per share for the three months ended March 31, 2024, includes an additional 328,721 shares representing the dilutive effect of restricted stock units.